UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21370

                  Oppenheimer International Large-Cap Core Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: APRIL 30
                                                 --------

                   Date of reporting period: JANUARY 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.5%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Denso Corp.                                                                    1,200   $         31,152
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.3%
Toyota Motor Corp.                                                             3,900            152,403
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Compass Group plc                                                              2,870             13,027
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.6%
Daito Trust Construction Co. Ltd.                                                900             41,604
-----------------------------------------------------------------------------------------------------------
Electrolux AB, Cl. B                                                           1,450             30,906
-----------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                                     3,620             94,649
-----------------------------------------------------------------------------------------------------------
Pioneer Corp.                                                                  1,100             18,290
-----------------------------------------------------------------------------------------------------------
Sony Corp.                                                                     1,500             55,588
-----------------------------------------------------------------------------------------------------------
Thomson SA                                                                     2,580             65,440
                                                                                        -------------------
                                                                                                306,477
-----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Great Universal Stores (The) plc                                               2,050             37,221
-----------------------------------------------------------------------------------------------------------
MEDIA--1.9%
British Sky Broadcasting Group plc                                             3,510             37,352
-----------------------------------------------------------------------------------------------------------
Elsevier NV                                                                    2,160             29,139
-----------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                  5,652             15,397
-----------------------------------------------------------------------------------------------------------
Vivendi Universal SA 1                                                         1,450             45,869
                                                                                        -------------------
                                                                                                127,757
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Kingfisher plc                                                                 6,000             34,467
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Adidas-Salomon AG                                                                150             22,415
-----------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                610             42,377
                                                                                        -------------------
                                                                                                 64,792
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--10.5%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--2.7%
Asahi Breweries Ltd.                                                           2,000             24,957
-----------------------------------------------------------------------------------------------------------
Diageo plc                                                                     7,000             95,387
-----------------------------------------------------------------------------------------------------------
Foster's Group Ltd.                                                            4,380             17,684
-----------------------------------------------------------------------------------------------------------
InBev NV                                                                       1,100             40,790
                                                                                        -------------------
                                                                                                178,818
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.2%
Carrefour SA                                                                   1,260             64,952
-----------------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                            1,000             40,050
-----------------------------------------------------------------------------------------------------------
Tesco plc                                                                     18,000            104,503
                                                                                        -------------------
                                                                                                209,505
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.9%
Cadbury Schweppes plc                                                          6,000             53,735
-----------------------------------------------------------------------------------------------------------
Nestle SA                                                                        510            133,832
-----------------------------------------------------------------------------------------------------------
Nissin Food Products Co. Ltd.                                                  1,200             31,963
-----------------------------------------------------------------------------------------------------------
Unilever NV                                                                      660             43,012
                                                                                        -------------------
                                                                                                262,542

1     |     Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Kao Corp.                                                                      2,000   $         46,516
-----------------------------------------------------------------------------------------------------------
ENERGY--9.0%
-----------------------------------------------------------------------------------------------------------
OIL & GAS--9.0%
BP plc                                                                        19,000            188,406
-----------------------------------------------------------------------------------------------------------
ENI SpA                                                                        7,280            176,870
-----------------------------------------------------------------------------------------------------------
Repsol YPF SA                                                                  1,470             37,554
-----------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                               900            192,968
                                                                                        -------------------
                                                                                                595,798
-----------------------------------------------------------------------------------------------------------
FINANCIALS--26.8%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.6%
Deutsche Bank AG                                                                 830             70,427
-----------------------------------------------------------------------------------------------------------
UBS AG                                                                         2,060            167,111
                                                                                        -------------------
                                                                                                237,538
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--16.0%
Banco Bilbao Vizcaya Argentaria SA                                             6,770            114,006
-----------------------------------------------------------------------------------------------------------
Bank of Ireland                                                                3,220             50,783
-----------------------------------------------------------------------------------------------------------
Barclays plc                                                                  16,000            175,387
-----------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                        2,500             24,126
-----------------------------------------------------------------------------------------------------------
HBOS plc                                                                       5,480             87,370
-----------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                              6,000             99,277
-----------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                           7,290             68,137
-----------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                                             9             85,428
-----------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                         3,900            129,353
-----------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                          820             81,655
-----------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                       13,680             75,245
-----------------------------------------------------------------------------------------------------------
Westpac Banking Corp. Ltd.                                                     4,840             72,015
                                                                                        -------------------
                                                                                              1,062,782
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
Credit Saison Co. Ltd.                                                         1,400             47,416
-----------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                               490             30,432
-----------------------------------------------------------------------------------------------------------
ING Groep NV                                                                   4,660            134,111
-----------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                     4,000             52,927
                                                                                        -------------------
                                                                                                264,886
-----------------------------------------------------------------------------------------------------------
INSURANCE--2.3%
Allianz AG                                                                       510             60,624
-----------------------------------------------------------------------------------------------------------
Aviva plc                                                                      3,190             38,152
-----------------------------------------------------------------------------------------------------------
Axa SA                                                                         2,370             57,518
                                                                                        -------------------
                                                                                                156,294
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--0.9%
Mitsui Fudosan Co. Ltd.                                                        3,000             37,290
-----------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                                                   2,660             24,640
                                                                                        -------------------
                                                                                                 61,930
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--9.4%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Smith & Nephew plc                                                             4,000             39,100
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.8%
Eisai Co. Ltd.                                                                 1,700             55,124
-----------------------------------------------------------------------------------------------------------

2     |     Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
GlaxoSmithKline plc                                                            4,000   $         88,828
-----------------------------------------------------------------------------------------------------------
Novartis AG                                                                    2,130            102,115
-----------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                970            103,286
-----------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                           1,241             92,603
-----------------------------------------------------------------------------------------------------------
Schering AG                                                                      620             41,868
-----------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                 2,100             99,710
                                                                                        -------------------
                                                                                                583,534
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.1%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
BAE Systems plc                                                                8,560             39,580
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
TPG NV                                                                         1,360             37,296
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Brambles Industries Ltd.                                                       8,510             48,340
-----------------------------------------------------------------------------------------------------------
DAI Nippon Printing Co. Ltd.                                                   2,000             31,538
-----------------------------------------------------------------------------------------------------------
Hays plc                                                                      15,000             35,103
                                                                                        -------------------
                                                                                                114,981
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.7%
ACS, Actividades De Construccion y Servicios SA                                1,788             44,815
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Sumitomo Electric Industries, Inc.                                             3,000             32,774
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.1%
Hutchison Whampoa Ltd.                                                         5,810             52,887
-----------------------------------------------------------------------------------------------------------
Siemens AG                                                                     1,510            120,056
-----------------------------------------------------------------------------------------------------------
Smiths Group plc                                                               2,000             31,698
                                                                                        -------------------
                                                                                                204,641
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Atlas Copco AB, A Shares                                                         860             40,045
-----------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Mitsui & Co. Ltd.                                                              6,000             55,646
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.5%
BAA plc                                                                        3,000             35,258
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.6%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Telefonaktiebolaget LM Ericsson, B Shares 1                                   21,980             64,458
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Keyence Corp.                                                                    200             45,879
-----------------------------------------------------------------------------------------------------------
TDK Corp.                                                                        400             27,917
                                                                                        -------------------
                                                                                                 73,796
-----------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.5%
Canon, Inc.                                                                    2,000            104,227
-----------------------------------------------------------------------------------------------------------
MATERIALS--6.7%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--2.0%
BASF AG                                                                          900             61,468
-----------------------------------------------------------------------------------------------------------
BOC Group plc                                                                  2,000             36,991
-----------------------------------------------------------------------------------------------------------
Shin-Etsu Chemical Co.                                                           900             35,611
                                                                                        -------------------
                                                                                                134,070
3     |     Oppenheimer International Large-Cap Core Fund


STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.9%
CRH plc                                                                        1,470   $         38,952
-----------------------------------------------------------------------------------------------------------
Hanson plc                                                                     5,000             46,639
-----------------------------------------------------------------------------------------------------------
Holcim Ltd.                                                                      570             35,597
                                                                                        -------------------
                                                                                                121,188
-----------------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
Broken Hill Proprietary Co. Ltd.                                              10,120            128,858
-----------------------------------------------------------------------------------------------------------
JFE Holdings, Inc.                                                             2,100             58,063
                                                                                        -------------------
                                                                                                186,921
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.0%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.3%
France Telecom SA                                                                960             30,118
-----------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                              4,830             21,132
-----------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                            19,890             78,811
-----------------------------------------------------------------------------------------------------------
Telefonica SA                                                                  8,790            159,938
                                                                                        -------------------
                                                                                                289,999
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.7%
KDDI Corp.                                                                        11             56,157
-----------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                            72,850            188,616
                                                                                        -------------------
                                                                                                244,773
-----------------------------------------------------------------------------------------------------------
UTILITIES--4.6%
-----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
CLP Holdings Ltd.                                                              5,000             28,398
-----------------------------------------------------------------------------------------------------------
E.ON AG                                                                        1,040             93,152
-----------------------------------------------------------------------------------------------------------
Enel SpA                                                                       5,760             54,130
-----------------------------------------------------------------------------------------------------------
ScottishPower plc                                                              5,000             39,694
                                                                                        ------------------
                                                                                                215,374
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Tokyo Gas Co. Ltd.                                                            13,000             53,696
-----------------------------------------------------------------------------------------------------------
WATER UTILITIES--0.6%
Sociedad General de Aguas de Barcelona SA, Cl. A                               1,770             37,558
                                                                                        -------------------
Total Common Stocks (Cost $5,063,587)                                                         6,597,635


                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.0%
-----------------------------------------------------------------------------------------------------------

Undivided interest of 0.004% in joint repurchase agreement
(Principal Amount/Value $1,603,710,000, with a maturity value of
$1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $66,004 on 2/1/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a value of
$1,637,129,989  (Cost $66,000)                                     $          66,000             66,000
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $5,129,587)                                  100.2%         6,663,635
-----------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (0.2)           (12,665)
                                                                      -------------------------------------
Net Assets                                                                     100.0%  $      6,650,970
                                                                      =====================================

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
-------------------------------------------------------------------

Footnote to Statement of Investments
1. Non-income producing security.

4     |     Oppenheimer International Large-Cap Core Fund

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                                          Value          Percent
------------------------------------------------------------------------------------------------------
United Kingdom                                                        $  1,743,281            26.2%
Japan                                                                    1,321,926            19.8
France                                                                     673,500            10.1
Switzerland                                                                541,941             8.1
Germany                                                                    500,442             7.5
Spain                                                                      393,871             5.9
Italy                                                                      385,056             5.8
The Netherlands                                                            338,207             5.1
Australia                                                                  266,897             4.0
Sweden                                                                     135,409             2.0
Hong Kong                                                                  105,925             1.6
Ireland                                                                     89,735             1.4
United States                                                               66,000             1.0
Belgium                                                                     40,790             0.6
Singapore                                                                   39,523             0.6
New Zealand                                                                 21,132             0.3
                                                                      --------------------------------
Total                                                                 $  6,663,635           100.0%
                                                                      ================================


FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $5,129,587
                                              ===========

Gross unrealized appreciation                 $1,575,471
Gross unrealized depreciation                    (41,423)
                                              -----------
Net unrealized appreciation                   $1,534,048
                                              ===========

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage- backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.

5     |     Oppenheimer International Large-Cap Core Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited
-------------------------------------------------------------------

Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of January 31, 2005, the Fund had no outstanding foreign currency contracts.

6     |     Oppenheimer International Large-Cap Core Fund

ITEM 2. CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

          (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Large-Cap Core Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005